Accounts Receivable and Loans	12 Months Ended
Dec. 31, 2013
Loans Notes Trade And Other Receivables Disclosure [Abstract]
Accounts Receivable and Loans

NOTE 4

Accounts Receivable and Loans

As described below, the Company's charge and lending payment card products result in the generation of Card Member receivables and Card Member loans, respectively.

Card Member and Other Receivables

Card Member receivables, representing amounts due on charge card products, are recorded at the time a Card Member enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics reflecting a Card Member's most recent credit information and spend patterns. Additionally, global spend limits are established to limit the maximum exposure for the Company.

Charge Card Members generally must pay the full amount billed each month. Card Member receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal and any related accrued fees.

Accounts receivable as of December 31, 2013 and 2012 consisted of:

(Millions)	2013	2012
U.S. Card Services(a)	$21,842	$21,124
International Card Services	7,771	7,778
Global Commercial Services(b)	14,391	13,671
Global Network & Merchant Services(c)	159	193
Card Member receivables(d)	44,163	42,766
Less: Reserve for losses	386	428
Card Member receivables, net	43,777	42,338
Other receivables, net(e)	$3,408	$3,576

  Includes $7.3 billion and $7.5 billion of gross Card Member receivables available to settle obligations of consolidated VIEs as of December 31, 2013 and 2012, respectively.
  Includes $476 million of gross Card Member receivables available to settle obligations of a consolidated VIE as of December 31, 2012. Also includes $836 million and $913 million due from airlines, of which Delta Air Lines (Delta) comprises $628 million and $676 million as of December 31, 2013 and 2012, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $13.8 billion and $13.7 billion of Card Member receivables outside the U.S. as of December 31, 2013 and 2012, respectively.
  Other receivables primarily represent amounts related to (i) purchased joint venture receivables, (ii) certain merchants for billed discount revenue, and (iii) GNS partner banks for items such as royalty and franchise fees. Other receivables are presented net of reserves for losses of $71 million and $86 million as of December 31, 2013 and 2012, respectively.

Card Member and Other Loans

Card Member loans, representing revolving amounts due on lending card products, are recorded at the time a Card Member enters into a point-of-sale transaction with a merchant, as well as amounts due from charge Card Members who elect to revolve a portion of the outstanding balance by entering into a revolving payment arrangement with the Company. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about Card Members and in accordance with applicable regulations and the respective product's terms and conditions. Card Members holding revolving loans are typically required to make monthly payments based on pre-established amounts. The amounts that Card Members choose to revolve are subject to finance charges.

Card Member loans are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal, accrued interest and fees receivable. The Company's policy generally is to cease accruing interest on a Card Member loan at the time the account is written off, and establish reserves for interest that the Company believes will not be collected.

Loans as of December 31, 2013 and 2012 consisted of:

(Millions)	2013	2012
U.S. Card Services(a)	$58,395	$55,953
International Card Services	8,790	9,236
Global Commercial Services	53	40
Card Member loans	67,238	65,229
Less: Reserve for losses	1,261	1,471
Card Member loans, net	65,977	63,758
Other loans, net(b)	$608	$551

  Includes approximately $31.2 billion and $32.7 billion of gross Card Member loans available to settle obligations of consolidated VIEs as of December 31, 2013 and 2012, respectively.
  Other loans primarily represent loans to merchants and a store card loan portfolio. Other loans are presented net of reserves for losses of $13 million and $20 million as of December 31, 2013 and 2012, respectively.

Card Member Loans and Card Member Receivables Aging

Generally, a Card Member account is considered past due if payment is not received within 30 days after the billing statement date. The following table represents the aging of Card Member loans and receivables as of December 31, 2013 and 2012:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2013 (Millions)	Current	Due	Due	Due	Total
Card Member
Loans:
U.S. Card Services	$57,772	$183	$134	$306	$58,395
International Card
Services	8,664	43	28	55	8,790
Card Member
Receivables:
U.S. Card Services	$21,488	$125	$69	$160	$21,842
International Card
Services(a)	(b)	(b)	(b)	83	7,771
Global Commercial
Services(a)	(b)	(b)	(b)	132	14,391

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2012 (Millions)	Current	Due	Due	Due	Total
Card Member
Loans:
U.S. Card Services	$55,281	$200	$147	$325	$55,953
International Card
Services	9,099	47	30	60	9,236
Card Member
Receivables:
U.S. Card Services	$20,748	$116	$76	$184	$21,124
International Card
Services(a)	(b)	(b)	(b)	74	7,778
Global Commercial
Services(a)	(b)	(b)	(b)	112	13,671

  For Card Member receivables in ICS and GCS, delinquency data is tracked based on days past billing status rather than days past due. A Card Member account is considered 90 days past billing if payment has not been received within 90 days of the Card Member's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing, the associated Card Member receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Data for periods prior to 90 days past billing are not available due to financial reporting system constraints. Therefore, it has not been relied upon for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

Credit Quality Indicators for Card Member Loans and Receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2013			2012
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
Card Member Loans:
U.S. Card Services	1.8%	2.0%	1.1%	2.1%	2.3%	1.2%
International Card Services	1.9%	2.3%	1.4%	1.9%	2.4%	1.5%
Card Member Receivables:
U.S. Card Services	1.7%	1.9%	1.6%	1.9%	2.1%	1.8%

			2013		2012
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume	Receivables
Card Member Receivables:
International Card Services			0.20%	1.1%	0.16%	0.9%
Global Commercial Services			0.08%	0.9%	0.06%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e., excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.

Refer to Note 5 for additional indicators, including external environmental qualitative factors, management considers in its monthly evaluation process for reserves for losses.

Impaired Card Member Loans and Receivables

Impaired loans and receivables are defined by GAAP as individual larger balance or homogeneous pools of smaller balance loans and receivables for which it is probable that the Company will be unable to collect all amounts due according to the original contractual terms of the Card Member agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, Card Member loans and receivables in instances where the Card Member is experiencing financial difficulty in order to minimize losses and improve collectability while providing Card Members with temporary or permanent financial relief. The Company has classified Card Member loans and receivables in these modification programs as TDRs. Such modifications to the loans and receivables primarily include (i) temporary interest rate reductions (possibly as low as zero percent, in which case the loan is characterized as non-accrual in the Company's TDR disclosures), (ii) placing the Card Member on a fixed payment plan not to exceed 60 months and (iii) suspending delinquency fees until the Card Member exits the modification program. Upon entering the modification program, the Card Member's ability to make future purchases is either cancelled or in certain cases suspended until the Card Member successfully exits the modification program. In accordance with the modification agreement with the Card Member, loans revert back to the original contractual terms (including the contractual interest rate) when the Card Member exits the modification program, which is either (i) when all payments have been made in accordance with the modification agreement or (ii) when the Card Member defaults out of the modification program. In either case, the Company establishes a reserve for Card Member interest charges and fees considered to be uncollectible.

Reserves for Card Member loans and receivables modified as TDRs are determined as the difference between the cash flows expected to be received from the Card Member (taking into consideration the probability of subsequent defaults), discounted at the original effective interest rates, and the carrying value of the Card Member loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty interest rate. All changes in the impairment measurement are included in the provision for losses in the Consolidated Statements of Income.

The following table provides additional information with respect to the Company's impaired Card Member loans, which are not significant for GCS, and Card Member receivables, which are not significant for ICS and GCS, as of or for the years ended December 31:

	As of December 31, 2013											For the Year Ended December 31, 2013
	Loans over
	90 Days				Loans &		Total					Average
	Past Due		Non-		Receivables		Impaired	Unpaid				Balance of	Interest
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance		Impaired	Income
2013 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)	Loans	Recognized
Card Member Loans:
U.S. Card Services	$170		$244		$373		$787	$731		$84		$943	$46
International Card Services	54		4		5		63	62		―		67	16
Card Member Receivables:
U.S. Card Services	―		―		50		50	49		38		81	―
Total	$224		$248		$428		$900	$842		$122		$1,091	$62

	As of December 31, 2012											For the Year Ended December 31, 2012
	Loans over
	90 Days				Loans &		Total					Average
	Past Due		Non-		Receivables		Impaired	Unpaid				Balance of	Interest
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance		Impaired	Income
2012 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)	Loans	Recognized
Card Member Loans:
U.S. Card Services	$73		$426		$627		$1,126	$1,073		$152		$1,221	$47
International Card Services	59		5		6		70	69		1		75	16
Card Member Receivables:
U.S. Card Services	―		―		117		117	111		91		135	―
Total	$132		$431		$750		$1,313	$1,253		$244		$1,431	$63

	As of December 31, 2011											For the Year Ended December 31, 2011
	Loans over
	90 Days				Loans &		Total					Average
	Past Due		Non-		Receivables		Impaired	Unpaid				Balance of	Interest
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance		Impaired	Income
2011 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)	Loans	Recognized
Card Member Loans:
U.S. Card Services	$64		$529		$736		$1,329	$1,268		$174		$1,498	$52
International Card Services	67		6		8		81	80		2		98	26
Card Member Receivables:
U.S. Card Services	―		―		174		174	165		118		145	―
Total	$131		$535		$918		$1,584	$1,513		$294		$1,741	$78

  The Company's policy is generally to accrue interest through the date of write-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected. Excludes loans modified as a TDR.
  Non-accrual loans not in modification programs primarily include certain Card Member loans placed with outside collection agencies for which the Company has ceased accruing interest.
  Total loans and receivables modified as a TDR includes $92 million, $320 million and $410 million that are non-accrual and $26 million, $6 million and $4 million that are past due 90 days and still accruing interest as of December 31, 2013, 2012 and 2011, respectively.
  Unpaid principal balance consists of Card Member charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated individually for impairment. The Company records a reserve for losses for all impaired loans. Refer to Card Member Loans Evaluated Individually and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.

Card Member Loans and Receivables Modified as TDRs

The following table provides additional information with respect to the Card Member loans and receivables modified as TDRs, which are not significant for ICS and GCS, during the years ended December 31:

2013		Aggregated
(Accounts in thousands,	Number of	Outstanding
Dollars in millions)	Accounts	Balances(a,b)
Troubled Debt Restructurings:
U.S. Card Services ―
Card Member Loans	60	$448
U.S. Card Services ―
Card Member Receivables	20	247
Total	80	$695

2012		Aggregated
(Accounts in thousands,	Number of	Outstanding
Dollars in millions)	Accounts	Balances(a,b)
Troubled Debt Restructurings:
U.S. Card Services ―
Card Member Loans	106	$779
U.S. Card Services ―
Card Member Receivables	37	425
Total	143	$1,204

2011		Aggregated
(Accounts in thousands,	Number of	Outstanding
Dollars in millions)	Accounts	Balances(a,b)
Troubled Debt Restructurings:
U.S. Card Services ―
Card Member Loans	147	$1,110
U.S. Card Services ―
Card Member Receivables	50	402
Total	197	$1,512

  Represents the outstanding balance immediately prior to modification. In certain modifications the principal balance was reduced in the aggregate amount of $4 million, $24 million and $59 million for the years ended December 31, 2013, 2012 and 2011, respectively.
  Includes principal and accrued interest.

The Company has evaluated the primary financial effects of the impact of the changes to an account upon modification as follows:

  Temporary Interest Rate Reduction: For the years ended December 31, 2013, 2012 and 2011, the average interest rate reduction was 10 percentage points, 12 percentage points and 11 percentage points, respectively. None of these interest rate reductions had a significant impact on interest on loans in the Consolidated Statements of Income. The Company does not offer interest rate reduction programs for U.S. Card Services (USCS) Card Member receivables as these receivables are non-interest bearing.
  Placing Card Members on a Fixed Payment Plan: For the years ended December 31, 2013, 2012 and 2011, the average payment term extension was approximately 12 months, 13 months, and 15 months, respectively, for USCS Card Member receivables. For USCS Card Member loans, there have been no payment term extensions.

The following table provides information for the years ended December 31, 2013, 2012, and 2011, with respect to the Card Member loans and receivables modified as TDRs that subsequently defaulted within 12 months of modification. A Card Member will default from a modification program after one and up to two consecutive missed payments, depending on the terms of the modification program. For all Card Members that defaulted from a modification program, the probability of default is factored into the reserves for Card Member loans and receivables. The defaulted ICS Card Member loan and receivable modifications were not significant.

		Aggregated
2013		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Card Member Loans	18	$159
U.S. Card Services ―
Card Member Receivables	3	38
Total	21	$197

		Aggregated
2012		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Card Member Loans	23	$182
U.S. Card Services ―
Card Member Receivables	1	37
Total	24	$219

		Aggregated
2011		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Card Member Loans	46	$343
U.S. Card Services ―
Card Member Receivables	6	45
Total	52	$388

  The outstanding balance includes principal, fees, and accrued interest on Card Member Loans and principal and fees on Card Member Receivables.